Discontinued Operation - Summary of Assets and Liabilities of Discontinued Operation (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 AUD ($)
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [Abstract]
Total consideration from disposal	$ 16.4
Consideration per agreement	$ 18.5